EXHIBIT 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Dec-18	17-Dec-18	15-Jan-19
To	31-Dec-18	15-Jan-19
Days	29

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$3,894,057.47
Series Nominal Liquidation Amount	942,190,057.47

Required Participation Amount	$942,190,057.47
Excess Receivables	$206,539,240.62

Total Collateral	1,148,729,298.09

Collateral as Percent of Notes	151.15%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,162,841,648.51
Total Principal Collections	($2,093,853,822.06)
Investment in New Receivables	$2,459,215,413.46
Receivables Added for Additional Accounts	$0.00
Repurchases	($64,620,174.56)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($710,345,156.76)
Less Servicing Adjustment	($2,879,228.14)

Ending Balance	$5,750,358,680.45

SAP for Next Period	19.22%

Average Receivable Balance	$5,822,184,969.29
Monthly Payment Rate	35.96%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$21,920,076.57
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$21,920,076.57

Series Allocation Percentage at Month-End	19.22%
Floating Allocation Percentage at Month-End	89.27%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—
Distributions to Investors
Days	29
LIBOR	2.455130%
Applicable Margin	0.430000%
	2.885130%

	Actual	Per $1000
Interest	1,766,340.70	2.32
Principal	—	—

		2.32
Total Due Investors	1,766,340.70
Servicing Fee	781,913.33

Excess Cash Flow	1,213,650.55

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	2.18%

Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		39.40%